Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment consist of the following:

2022
	Cost	Accumulated depreciation	Net book value
Renewable generation facilities	$4,119,514	$1,016,784	$3,102,730
Utility plant	8,640,224	990,975	7,649,249
Land	113,153	—	113,153
Equipment	111,707	50,904	60,803
Construction in progress
Generation	196,287	—	196,287
Distribution and transmission	822,663	—	822,663
	$14,003,548	$2,058,663	$11,944,885
5.Property, plant and equipment (continued)

2021
	Cost	Accumulated depreciation	Net book value
Renewable generation facilities	$4,187,197	$751,219	$3,435,978
Utility plant	7,468,236	780,537	6,687,699
Land	114,821	—	114,821
Equipment	101,971	56,464	45,507
Construction in progress
Generation	148,302	—	148,302
Distribution and transmission	610,139	—	610,139
	$12,630,666	$1,588,220	$11,042,446
During the fourth quarter of 2022, the Company concluded that some assets in the Renewable Energy Group may not be recoverable due to declining forecasted energy prices in the Electric Reliability Council of Texas (“ERCOT”) market, mainly affecting the results of the Senate Wind Facility (which began commercial operations in 2012). Accordingly, the Company performed fair value analysis based on the income approach and recorded an impairment charge of $159,568 to reduce the carrying value of the Senate Wind Facility and other smaller assets from $259,942 to $100,374. Changes in assumptions of revenue forecasts, driven by expected production, basis difference and resulting spot prices, projected operating and capital expenditures would affect the estimated fair value.
Renewable generation facilities include cost of $111,192 (2021 - $114,868) and accumulated depreciation of $46,666 (2021 - $46,649) related to facilities under financing lease or owned by consolidated VIEs. Depreciation expense of facilities under finance leases was $1,489 (2021 - $1,716). Utility plant includes cost of $3,076 (2021 - $3,076) and accumulated depreciation of $2,041 (2021 - $1,665) related to assets under finance lease.
Utility plant includes cost of $2,033,391 (2021 - $2,018,039) and accumulated depreciation of $133,644 (2021 - $72,484) related to regulated generation assets.
For the year ended December 31, 2022, contributions received in aid of construction of $1,299 (2021 - $6,376) have been credited to the cost of the assets.
Interest and AFUDC capitalized to the cost of the assets in 2022 and 2021 are as follows:

	2022	2021
Interest capitalized on non-regulated property	$4,762	$3,313
AFUDC capitalized on regulated property:
Allowance for borrowed funds	6,040	3,208
Allowance for equity funds	1,901	829
	$12,703	$7,350